Operating Expenses - Additional Information (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Disclosure of operating segments [abstract]
Increase in general and administrative expense	SFr 2.5	SFr 4.9
Decrease in research and development expenses		SFr (0.4)